Pioneer Flexible Opportunities Fund
Schedule of Investments  |  January 31, 2022

A: PMARX	C: PRRCX	K: FLEKX	R: MUARX	Y: PMYRX

Schedule of Investments  |  1/31/22
(Consolidated) (unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 96.1%
	Common Stocks — 74.8% of Net Assets
	Aerospace & Defense — 2.1%
11,459(a)	Airbus SE	$ 1,443,390
19,054	Curtiss-Wright Corp.	2,530,181
68,909(a)	Leonardo S.p.A.	494,068
6,164	MTU Aero Engines AG	1,295,311
10,670	Safran S.A.	1,278,076
	Total Aerospace & Defense	$7,041,026
	Airlines — 0.9%
163,043(a)	Controladora Vuela Cia de Aviacion S.A.B de CV (A.D.R.)	$ 2,907,057
	Total Airlines	$2,907,057
	Automobiles — 1.7%
30,500	BYD Co., Ltd., Class H	$ 866,058
113,613	Ford Motor Co.	2,306,344
45,013(a)	General Motors Co.	2,373,535
2,537	Kia Corp.	172,571
	Total Automobiles	$5,718,508
	Banks — 11.3%
150,734	Bank for Foreign Trade of Vietnam JSC	$ 592,288
48,870	BAWAG Group AG (144A)	2,909,859
432,500	China Merchants Bank Co., Ltd., Class H	3,599,983
68,681	Erste Group Bank AG	3,181,293
1,986,188(a)	Eurobank Ergasias Services and Holdings S.A.	2,235,846
107,370	FinecoBank Banca Fineco S.p.A.	1,785,851
85,335	Hana Financial Group, Inc.	3,185,462
224,120	ING Groep NV	3,288,850
884,775	Intesa Sanpaolo S.p.A.	2,603,784
40,805	KB Financial Group, Inc.	2,014,017
247,500	Mitsubishi UFJ Financial Group, Inc.	1,486,333
5,248,000	Postal Savings Bank of China Co., Ltd., Class H (144A)	4,348,065
13,702	Sberbank of Russia PJSC (A.D.R.)	189,704
217,672	Sberbank of Russia PJSC (A.D.R.)	3,038,701
36,200	Sumitomo Mitsui Financial Group, Inc.	1,293,801
33,484	TCS Group Holding Plc (G.D.R.)	2,384,061
	Total Banks	$38,137,898
	Capital Markets — 3.4%
61,572	AllianceBernstein Holding LP	$ 2,890,805
1,102	BlackRock, Inc.	906,880
59,441	Lazard, Ltd., Class A	2,594,005
1Pioneer Flexible Opportunities Fund |  | 1/31/22

Shares		Value
	Capital Markets — (continued)
25,773	Morgan Stanley	$ 2,642,764
6,136	S&P Global, Inc.	2,547,790
	Total Capital Markets	$11,582,244
	Chemicals — 1.4%
78,050	Mosaic Co.	$ 3,118,098
10,400	Shin-Etsu Chemical Co., Ltd.	1,720,681
	Total Chemicals	$4,838,779
	Commercial Services & Supplies — 1.1%
15,822	Republic Services, Inc.	$ 2,019,836
11,120	Waste Management, Inc.	1,672,893
	Total Commercial Services & Supplies	$3,692,729
	Diversified Telecommunication Services — 1.0%
185,718	Deutsche Telekom AG	$ 3,478,528
	Total Diversified Telecommunication Services	$3,478,528
	Electric Utilities — 0.7%
9,191	Acciona S.A.	$ 1,593,245
89,697	Enel S.p.A.	683,322
	Total Electric Utilities	$2,276,567
	Electronic Equipment, Instruments & Components — 2.2%
3,200	Keyence Corp.	$ 1,619,187
27,800	Kyocera Corp.	1,699,453
31,700	TDK Corp.	1,129,388
7,378(a)	Teledyne Technologies, Inc.	3,109,310
	Total Electronic Equipment, Instruments & Components	$7,557,338
	Equity Real Estate Investment Trusts (REITs) — 1.5%
1,568,900	Ascendas Real Estate Investment Trust	$ 3,205,273
462,782	Frasers Logistics & Commercial Trust	469,308
18,528	SL Green Realty Corp.	1,343,651
	Total Equity Real Estate Investment Trusts (REITs)	$5,018,232
	Food & Staples Retailing — 1.1%
54,986	Magnit PJSC (G.D.R.)	$ 720,316
18,473	Walmart, Inc.	2,582,710
12,047	X5 Retail Group NV (G.D.R.)	270,335
	Total Food & Staples Retailing	$3,573,361
Pioneer Flexible Opportunities Fund |  | 1/31/222

Schedule of Investments  |  1/31/22
(Consolidated) (unaudited) (continued)
Shares		Value
	Food Products — 1.4%
53,448	Archer-Daniels-Midland Co.	$ 4,008,600
12,247	Mondelez International, Inc., Class A	820,916
	Total Food Products	$4,829,516
	Gas Utilities — 1.1%
647,542	Snam S.p.A.	$ 3,608,306
	Total Gas Utilities	$3,608,306
	Health Care Equipment & Supplies — 1.8%
6,002(a)	IDEXX Laboratories, Inc.	$ 3,044,815
5,055(a)	Intuitive Surgical, Inc.	1,436,530
77,700	Olympus Corp.	1,719,352
	Total Health Care Equipment & Supplies	$6,200,697
	Health Care Providers & Services — 1.9%
7,121	Anthem, Inc.	$ 3,140,290
7,015	UnitedHealth Group, Inc.	3,315,078
	Total Health Care Providers & Services	$6,455,368
	Hotels, Restaurants & Leisure — 0.9%
17,464(a)	Cedar Fair LP	$ 868,485
89,145	OPAP S.A.	1,319,976
20,672(a)	Six Flags Entertainment Corp.	816,337
	Total Hotels, Restaurants & Leisure	$3,004,798
	Insurance — 9.3%
77,451	ASR Nederland NV	$ 3,584,038
506,561	Aviva Plc	2,958,091
114,891	AXA S.A.	3,608,272
68,897	NN Group NV	3,837,608
234,500	Ping An Insurance Group Co. of China, Ltd., Class H	1,831,597
279,031	Poste Italiane S.p.A. (144A)	3,716,274
6,070	Swiss Life Holding AG	3,877,883
63,900	Tokio Marine Holdings, Inc.	3,792,466
8,578	Zurich Insurance Group AG	4,079,560
	Total Insurance	$31,285,789
	Interactive Media & Services — 0.9%
875(a)	Alphabet, Inc., Class A	$ 2,367,811
11,033(a)	Yandex NV, Class A	530,246
	Total Interactive Media & Services	$2,898,057
	Internet & Direct Marketing Retail — 0.5%
46,650(a)	JD.com, Inc., Class A	$ 1,672,856
	Total Internet & Direct Marketing Retail	$1,672,856
3Pioneer Flexible Opportunities Fund |  | 1/31/22

Shares		Value
	IT Services — 0.5%
12,734	International Business Machines Corp.	$ 1,700,880
	Total IT Services	$1,700,880
	Life Sciences Tools & Services — 2.4%
14,439	Agilent Technologies, Inc.	$ 2,011,641
5,902	Danaher Corp.	1,686,733
7,406	Thermo Fisher Scientific, Inc.	4,305,108
	Total Life Sciences Tools & Services	$8,003,482
	Machinery — 0.3%
5,100	FANUC Corp.	$ 995,360
	Total Machinery	$995,360
	Metals & Mining — 0.9%
70,646	Barrick Gold Corp.	$ 1,352,871
50,484	BHP Group, Ltd.	1,654,450
	Total Metals & Mining	$3,007,321
	Mortgage Real Estate Investment Trusts (REITs) — 7.3%
203,706	Angel Oak Mortgage, Inc.	$ 3,481,336
97,013	Blackstone Mortgage Trust, Inc., Class A	3,048,148
80,842	BrightSpire Capital, Inc.	759,106
58,806	Great Ajax Corp.	766,830
358,169	Ladder Capital Corp.	4,258,629
384,143	New Residential Investment Corp.	4,091,123
329,590	Redwood Trust, Inc.	4,063,845
175,297	Starwood Property Trust, Inc.	4,338,601
	Total Mortgage Real Estate Investment Trusts (REITs)	$24,807,618
	Multi-Utilities — 2.1%
299,404	E.ON SE	$ 4,110,385
133,301	Engie S.A.	2,029,807
25,272	RWE AG	1,059,299
	Total Multi-Utilities	$7,199,491
	Oil, Gas & Consumable Fuels — 3.0%
4,940,000	China Petroleum & Chemical Corp., Class H	$ 2,584,978
119,078	Eni S.p.A.	1,780,320
42,549	LUKOIL PJSC (A.D.R.)	3,781,329
316,500	Petroleo Brasileiro S.A.	2,102,212
	Total Oil, Gas & Consumable Fuels	$10,248,839
Pioneer Flexible Opportunities Fund |  | 1/31/224

Schedule of Investments  |  1/31/22
(Consolidated) (unaudited) (continued)
Shares		Value
	Pharmaceuticals — 1.4%
19,203	Sanofi	$ 2,000,952
13,742	Zoetis, Inc.	2,745,514
	Total Pharmaceuticals	$4,746,466
	Professional Services — 1.0%
8,565	Teleperformance	$ 3,208,091
	Total Professional Services	$3,208,091
	Real Estate Management & Development — 2.4%
690,600	Ascendas India Trust	$ 664,555
360,000	China Resources Land, Ltd.	1,733,733
318	KWG Living Group Holdings, Ltd.	139
555,500	Longfor Group Holdings, Ltd. (144A)	3,312,887
657,000	S-Enjoy Service Group Co., Ltd.	1,171,251
23,368	Vonovia SE	1,322,615
	Total Real Estate Management & Development	$8,205,180
	Road & Rail — 0.2%
19,158	CSX Corp.	$ 655,587
	Total Road & Rail	$655,587
	Semiconductors & Semiconductor Equipment — 3.1%
26,823	Microchip Technology, Inc.	$ 2,078,246
8,889	MKS Instruments, Inc.	1,380,728
286,000(a)	Renesas Electronics Corp.	3,225,826
13,900	Rohm Co., Ltd.	1,149,878
42,000	Taiwan Semiconductor Manufacturing Co., Ltd.	960,380
3,600	Tokyo Electron, Ltd.	1,712,096
	Total Semiconductors & Semiconductor Equipment	$10,507,154
	Software — 1.9%
11,313(a)	Ipsidy, Inc.	$ 78,512
5,134	Microsoft Corp.	1,596,571
5,709(a)	Palo Alto Networks, Inc.	2,953,837
7,374(a)	salesforce.com, Inc.	1,715,414
	Total Software	$6,344,334
	Specialty Retail — 1.1%
94,287(a)	Watches of Switzerland Group Plc (144A)	$ 1,612,980
291,500	Zhongsheng Group Holdings, Ltd.	2,230,071
	Total Specialty Retail	$3,843,051
5Pioneer Flexible Opportunities Fund |  | 1/31/22

Shares		Value
	Technology Hardware, Storage & Peripherals — 0.2%
3,114	Apple, Inc.	$ 544,265
	Total Technology Hardware, Storage & Peripherals	$544,265
	Textiles, Apparel & Luxury Goods — 0.3%
1,068	LVMH Moet Hennessy Louis Vuitton SE	$ 867,008
	Total Textiles, Apparel & Luxury Goods	$867,008
	Trading Companies & Distributors — 0.5%
28,570(a)	AerCap Holdings NV	$ 1,799,910
	Total Trading Companies & Distributors	$1,799,910
	Total Common Stocks (Cost $224,433,405)	$252,461,691

Principal Amount USD ($)
	Corporate Bonds — 0.7% of Net Assets
	Mining — 0.7%
752,000	Gold Fields Orogen Holdings BVI, Ltd., 6.125%, 5/15/29 (144A)	$ 844,721
1,039,000	Teck Resources, Ltd., 6.125%, 10/1/35	1,291,311
	Total Mining	$2,136,032
	Total Corporate Bonds (Cost $2,023,201)	$2,136,032

Shares
	Preferred Stock — 0.0%† of Net Assets
	Equity Real Estate Investment Trusts (REITs) — 0.0%†
204(a)^	Wheeler Real Estate Investment Trust, Inc.	$ 52,081
	Total Equity Real Estate Investment Trusts (REITs)	$52,081
	Total Preferred Stock (Cost $195,245)	$52,081

Pioneer Flexible Opportunities Fund |  | 1/31/226

Schedule of Investments  |  1/31/22
(Consolidated) (unaudited) (continued)
Principal Amount USD ($)		Value
	Foreign Government Bonds — 6.0% of Net Assets
	Brazil — 1.6%
BRL30,773,000	Brazil Notas do Tesouro Nacional Serie F, 10.000%, 1/1/31	$ 5,351,531
	Total Brazil	$5,351,531
	Indonesia — 1.4%
IDR61,575,000,000	Indonesia Treasury Bond, 8.375%, 9/15/26	$ 4,795,161
	Total Indonesia	$4,795,161
	Russia — 3.0%
RUB260,822,000	Russian Federal Bond - OFZ, 7.000%, 8/16/23	$ 3,255,342
RUB289,537,000	Russian Federal Bond - OFZ, 7.700%, 3/16/39	3,285,481
RUB295,363,000	Russian Federal Bond - OFZ, 8.150%, 2/3/27	3,645,531
	Total Russia	$10,186,354
	Total Foreign Government Bonds (Cost $22,476,294)	$20,333,046

	U.S. Government and Agency Obligations — 2.5% of Net Assets
5,000,000(b)	U.S. Treasury Bills, 2/15/22	$ 4,999,920
3,412,200	United States Treasury Notes, 0.500%, 11/30/23	3,373,413
	Total U.S. Government and Agency Obligations (Cost $8,398,782)	$8,373,333

Shares
	Investment Companies — 8.3% of Net Assets
37,531(a)(c)	Aberdeen Standard Physical Palladium Shares ETF	$ 8,246,311
SGD449,500	CSOP FTSE Chinese Government Bond Index ETF	4,937,696
147,722	ETFMG Prime Cyber Security ETF	8,152,777
56,855	FCF US Quality ETF	2,936,157
3,100	iShares Russell 2000 ETF	623,844
GBP1,926(a)	Ossiam Shiller Barclays Cape US Sector Value TR	2,169,331
51,757	VanEck Vietnam ETF	1,022,977
	Total Investment Companies (Cost $25,178,977)	$28,089,093

7Pioneer Flexible Opportunities Fund |  | 1/31/22

Shares		Value

	SHORT TERM INVESTMENTS — 3.8% of Net Assets
	Open-End Fund — 3.8%
12,815,681(c)(d)	Dreyfus Government Cash Management, Institutional Shares, 0.03%	$ 12,815,681
		$12,815,681
	TOTAL SHORT TERM INVESTMENTS (Cost $12,815,681)	$12,815,681
Number of Contracts	Description	Counterparty	Amount	Strike Price	Expiration Date
	Over The Counter (OTC) Call Options Purchased — 1.0%
895	Chesapeake Energy Corp.	Citibank N.A.	USD 599,650	USD 70.00	4/14/22	$393,800
9,360	EURO STOXX 50 INDEX	Citibank N.A.	EUR 1,029,627	EUR 4,210.93	4/14/22	1,399,567
8,775	S&P 500 INDEX	Citibank N.A.	USD 1,039,976	USD 4,449.69	4/14/22	1,708,852
	Total Over The Counter (OTC) Call Options Purchased (Premiums paid $ 2,669,253)					$3,502,219

	Over The Counter (OTC) Put Option Purchased — 0.1%
196,415	iShares iBoxx High Yield Corporate Bond ETF	Citibank N.A.	USD 240,000	USD 84.33	4/14/22	$370,633
	Total Over The Counter (OTC) Put Option Purchased (Premiums paid $ 240,000)					$370,633

	TOTAL OPTIONS PURCHASED (Premiums paid $ 2,909,253)					$3,872,852

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 97.2% (Cost $298,430,838)					$328,133,809
	OTHER ASSETS AND LIABILITIES — 2.8%					$9,407,476
	net assets — 100.0%					$337,541,285
(A.D.R.)	American Depositary Receipts.
(G.D.R.)	Global Depositary Receipts.
bps	Basis Points.
LIBOR	London Interbank Offered Rate.
REIT	Real Estate Investment Trust.
Pioneer Flexible Opportunities Fund |  | 1/31/228

Schedule of Investments  |  1/31/22
(Consolidated) (unaudited) (continued)
(144A)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At January 31, 2022, the value of these securities amounted to $16,744,786, or 5.0% of net assets.
(a)	Non-income producing security.
(b)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(c)	All or a portion of this security is held by Flexible Opportunities Commodity Fund Ltd.
(d)	Rate periodically changes. Rate disclosed is the 7-day yield at January 31, 2022.
†	Amount rounds to less than 0.1%.
^	Security is valued using fair value methods (other than supplied by independent pricing services).
FUTURES CONTRACT
CURRENCY FUTURES CONTRACTS
Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
182	Euro FX Currency Futures	3/14/22	$(25,757,192)	$(25,601,712)	$155,480
INDEX FUTURES CONTRACTS
Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
76	MSCI China Free	3/18/22	$(3,420,599)	$(3,466,740)	$(46,141)
			$(3,420,599)	$(3,466,740)	$(46,141)
TOTAL FUTURES CONTRACTS			$(29,177,791)	$(29,068,452)	$109,339
9Pioneer Flexible Opportunities Fund |  | 1/31/22

SWAP CONTRACTS
OVER THE COUNTER (OTC) TOTAL RETURN SWAP CONTRACT – SELL PROTECTION
Notional Amount ($)(1)	Counterparty	Reference Obligation /Index	Pay/ Receive(2)	Coupon	Expiration Date	Unrealized (Depreciation)	Market Value
10,817,766	Goldman Sachs International	Goldman Sachs Total Cash Return Index*	Pay	(3 Month USD LIBOR + 39bps)	9/15/22	$(165,185)	$(165,185)
TOTAL OVER THE COUNTER (OTC) TOTAL RETURN SWAP CONTRACT – SELL PROTECTION						$(165,185)	$(165,185)
TOTAL SWAP CONTRACTS						$(165,185)	$(165,185)

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Pays quarterly.
Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.
BRL	— Brazil Real
EUR	— Euro
GBP	— Great British Pound
IDR	— Indonesian Rupiah
RUB	— Russia Ruble
SGD	— Singapore Dollar
* The following table shows the individual positions and related values of the securities underlying each total return swap contract with Goldman Sachs International, as January 31, 2022:
Name	Share Allocation	Security Value	% of basket
AbbVie, Inc.	30	$(4,123)	2.50%
AES Corp.	176	(3,894)	2.36%
American Airlines Group, Inc.	47	(767)	0.46%
American International Group, Inc.	33	(1,883)	1.14%
Ameriprise Financial, Inc.	15	(4,727)	2.86%
AmerisourceBergen Corp.	24	(3,296)	2.00%
Apple, Inc.	55	(9,664)	5.85%
Applied Materials, Inc.	49	(6,757)	4.09%
Archer-Daniels-Midland Co.	43	(3,256)	1.97%
Assurant, Inc.	21	(3,147)	1.91%
Boeing Co.	11	(2,151)	1.30%
Capital One Financial Corp.	25	(3,625)	2.19%
Capri Holdings, Ltd.	53	(3,196)	1.94%
Pioneer Flexible Opportunities Fund |  | 1/31/2210

Schedule of Investments  |  1/31/22
(Consolidated) (unaudited) (continued)
Name	Share Allocation	Security Value	% of basket
Cigna Corp.	8	$(1,816)	1.10%
Corning, Inc.	69	(2,894)	1.75%
DENTSPLY SIRONA, Inc.	31	(1,678)	1.02%
Discover Financial Services	32	(3,673)	2.22%
eBay, Inc.	59	(3,571)	2.16%
Equity Residential	31	(2,728)	1.65%
F5 Networks, Inc.	15	(3,193)	1.93%
General Electric Co.	9	(809)	0.49%
Gilead Sciences, Inc.	29	(1,990)	1.20%
HCA Healthcare, Inc.	24	(5,661)	3.43%
HP, Inc.	105	(3,876)	2.35%
Lumen Technologies, Inc.	77	(956)	0.58%
LyondellBasell Industries NV	23	(2,266)	1.37%
McDonald’s Corp.	14	(3,682)	2.23%
Monster Beverage Corp.	44	(3,795)	2.30%
Motorola Solutions, Inc.	23	(5,358)	3.24%
Navient Corp.	131	(2,277)	1.38%
NetApp, Inc.	50	(4,311)	2.61%
NRG Energy, Inc.	118	(4,692)	2.84%
ONEOK, Inc.	38	(2,291)	1.39%
Procter & Gamble Co.	23	(3,649)	2.21%
PulteGroup, Inc.	88	(4,616)	2.79%
Qorvo, Inc.	29	(4,007)	2.43%
Quest Diagnostics, Inc.	19	(2,541)	1.54%
Seagate Technology Plc	47	(5,051)	3.06%
Sysco Corp.	37	(2,935)	1.78%
Target Corp.	35	(7,837)	4.74%
TransDigm Group, Inc.	8	(4,960)	3.00%
Tyson Foods, Inc.	31	(2,809)	1.70%
United Airlines Holdings, Inc.	28	(1,213)	0.73%
Valero Energy Corp.	31	(2,550)	1.54%
Viacom CBS, Inc.	30	(998)	0.60%
Western Union Co.	100	(1,891)	1.15%
Westinghouse Air Brake Technologies Corp.	—	(33)	0.02%
Weyerhaeuser Co.	59	(2,370)	1.43%
Williams Cos., Inc.	65	(1,941)	1.18%
Yum! Brands, Inc.	30	(3,781)	2.29%
Totals		$(165,185)	100.00%
11Pioneer Flexible Opportunities Fund |  | 1/31/22

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of January 31, 2022, in valuing the Fund's investments:
	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$5,745,715	$1,295,311	$—	$7,041,026
Diversified Telecommunication Services	—	3,478,528	—	3,478,528
Multi-Utilities	2,029,807	5,169,684	—	7,199,491
Real Estate Management & Development	6,882,565	1,322,615	—	8,205,180
Textiles, Apparel & Luxury Goods	—	867,008	—	867,008
All Other Common Stocks	225,670,458	—	—	225,670,458
Corporate Bonds	—	2,136,032	—	2,136,032
Investment Companies	28,089,093	—	—	28,089,093
Preferred Stock	52,081	—	—	52,081
Foreign Government Bonds	—	20,333,046	—	20,333,046
U.S. Government and Agency Obligations	—	8,373,333	—	8,373,333
Open-End Fund	12,815,681	—	—	12,815,681
Over The Counter (OTC) Call Options Purchased	—	3,502,219	—	3,502,219
Over The Counter (OTC) Put Option Purchased	—	370,633	—	370,633
Total Investments in Securities	$281,285,400	$46,848,409	$—	$328,133,809
Other Financial Instruments
Net unrealized appreciation on futures contracts	$109,339	$—	$—	$109,339
Swap contracts, at value	—	(165,185)	—	(165,185)
Total Other Financial Instruments	$109,339	$(165,185)	$—	$(55,846)
Pioneer Flexible Opportunities Fund |  | 1/31/2212